BASIS OF PREPARATION	12 Months Ended
Nov. 30, 2021
BASIS OF PREPARATION
BASIS OF PREPARATION

2.  BASIS OF PREPARATION

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).

The consolidated financial statements of the Company for the year ended November 30, 2021 were authorized for issue by the Board of Directors on February 28, 2022.

Basis of measurement

These consolidated financial statements have been prepared on the accrual basis of accounting except for cash flow information, and on a historical cost basis except for certain financial assets measured at fair value. The consolidated financial statements are presented in thousands of Canadian Dollars, which is also the Company’s functional currency, unless otherwise noted.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Control exists when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Wholly owned subsidiaries of the Company, included in these consolidated financial statements are as follows:

Subsidiary	Geographical Region	Functional Currency	Date of Consolidation
Valens Agritech Ltd.	Canada	CAD	April 14, 2014
Valens Farms Ltd.	Canada	CAD	July 19, 2018
Valens Labs Ltd.	Canada	CAD	October 18, 2018
Southern Cliff Brands Inc.	Canada	CAD	November 8, 2019
Valens Australia Pty Ltd.	Australia	CAD	June 26, 2020
LYF Food Technologies Inc.	Canada	CAD	March 5, 2021
Green Roads	United States	USD	June 17, 2021
Citizen Stash	Canada	CAD	November 8, 2021

All intra-company transactions, balances, income, and expenses were eliminated in full on consolidation.

Comparative figures

Certain comparative figures have been reclassified to conform to the current year’s presentation.

Critical accounting estimates and judgments

IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.

2.  BASIS OF PREPARATION – continued

Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes can differ from these estimates.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, are disclosed throughout the notes to the consolidated financial statements.